Other receivables and contract assets - Current other receivables and contract assets (Details) - GBP (£) £ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Receivables And Contract Assets [Abstract]
VAT recoverable	£ 2,169	£ 853
Prepayments	3,153	1,622
Contract assets	305	143	£ 13
Other receivables	686	100
Other receivables and contract assets	£ 6,313	£ 2,718